SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Income Tax Disclosure [Abstract]
VAT payable	$ 1,629,024	$ 857,680
Income taxes payable	2,990,430	2,915,661
Other	9,484	8,397
Total	$ 4,628,938	$ 3,781,738